IMPAIRMENT TESTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of Goodwill Impairment Assumptions

For the purpose of the goodwill impairment tests in the fixed-line segment as of December 31, 2019, 2020 and 2021 the recoverable amount was assessed by management with the assistance of an external independent expert (BDO Ziv Haft Consulting & Management Ltd.) based on value-in-use calculations. The value-in-use calculations use pre-tax cash flow projections covering a five-year period. Cash flows beyond the five-year period to be generated from continuing use are extrapolated using estimated growth rates. The terminal growth rate represents the long-term average growth rate of the fixed-line communications services business. The key assumptions used are as follows:

	As of December 31,
	2019	2020	2021
Terminal growth rate	1.0%	1.0%	1.0%
After-tax discount rate	8.0%	7.5%	7.0%
Pre-tax discount rate	9.6%	9.0%	8.5%

The Company tested the recoverable amount of the fixed line segment as of March 31, 2020, based on value-in-use calculations. The recoverable amount was assessed by management with the assistance of an external independent expert (BDO Ziv Haft Consulting & Management Ltd.). The value-in-use calculations use pre-tax cash flow projections covering a five-year period. Cash flows beyond the five-year period to be generated from continuing use are extrapolated using estimated growth rates. The terminal growth rate represents the long-term average growth rate of the fixed-line communications services business. The key assumptions used are as follows:

March 31, 2020
Terminal growth rate	1.0%
After-tax discount rate	8.25%
Pre-tax discount rate	9.9%